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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ---------------------

         This Amendment (Check only one.):    [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
Address:          610 Broadway, 6th Floor
                  New York, New York 10012

Form 13F File Number:      028-11711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Anthony L. Davis
Title:            Managing Member of Anchorage Advisors Management, LLC
Phone:            212-432-4600

Signature, Place, and Date of Signing:

     /s/ Anthony L. Davis                      New York, New York                     February 6, 2007
----------------------------------         -----------------------------         ---------------------------
          [Signature]                            [City, State]                             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           0
                                                                ---------------

Form 13F Information Table Entry Total:                                     16
                                                                ---------------

Form 13F Information Table Value Total:                               $280,422
                                                                ---------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                              Anchorage Advisors, LLC
                                            Form 13F Information Table
                                          Quarter ended December 31, 2006

                                                                                 Investment Discretion         Voting Authority

                                                     Fair Market Shares or
                                  Title of   Cusip    Value (in  Principal SH/  Put/        Shared  Shared Other
Issuer                              Class    Number   thousands)   Amount  PRN  Call  Sole  Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC                     COM    047439104   $2,378    240,000   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                           COM    008916108  $24,802    787,600   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP.                  COM    00208J108  $58,056  1,467,166   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
BALLY TOTAL FITNESS HLDG COR         COM    05873K108     $330    134,603   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC                    COM    125269100  $16,794    655,000   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
DESIGN WITHIN REACH INC.             COM    250557105   $2,563    519,935   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
BAUER EDDIE HLDGS INC                COM    071625107     $906    100,000   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC               COM    35903Q106   $8,477    921,400   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
ICO GLOBAL COMM HLDGS LTD DE         CL A   44930K108   $1,938    424,083   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
LINCARE HLDGS INC                    COM    532791100    $103       1,000   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                     COM NEW  629377508  $28,005    500,000   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD.                      COM    G73018106   $3,383    733,936   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
REDENVELOPE, INC.                    COM    75733R601   $1,013    143,500   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC                COM    778669101   $2,153    986,232   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS. INC.                     COM    880915103  $95,000  7,929,900   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
TRUMP ENTERTAINMENT RESORTS INC.     COM    89816T103  $34,455  1,888,994   SH          X                            X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                        $280,422
